CONSOLIDATED BALANCE SHEETS (Cloud Peak Energy Resources LLC and Subsidiaries) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 231,633	$ 197,691
Investments in marketable securities	80,687	80,341
Accounts receivable	74,068	76,117
Due from related parties	742	1,561
Inventories, net	80,144	81,675
Deferred income taxes	18,326	28,112
Derivative financial instruments	26,420	13,785
Other assets	19,541	16,513
Total current assets	531,561	495,795
Noncurrent assets
Property, plant and equipment, net	1,654,014	1,678,294
Goodwill	35,634	35,634
Deferred income taxes	91,361	101,075
Other assets	44,855	40,525
Total assets	2,357,425	2,351,323
Current liabilities
Accounts payable	59,046	49,589
Royalties and production taxes	131,917	129,351
Accrued expenses	41,463	50,364
Current portion of federal coal lease obligations	58,958	63,191
Other liabilities	2,513	2,770
Total current liabilities	307,401	314,750
Noncurrent liabilities
Senior notes	596,974	596,506
Federal coal lease obligations, net of current portion	63,970	122,928
Asset retirement obligations, net of current portion	246,081	238,991
Other liabilities	50,859	50,073
Total liabilities	1,355,376	1,420,301
Commitments and Contingencies (Note 16)
Equity
Accumulated other comprehensive loss	(10,279)	(20,461)
Total member's equity	1,002,049	931,022
Total liabilities and member's equity	2,357,425	2,351,323
CLOUD PEAK ENERGY RESOURCES LLC AND SUBSIDIARIES
Current assets
Cash and cash equivalents	231,633	197,691
Investments in marketable securities	80,687	80,341
Accounts receivable	74,068	76,117
Due from related parties	6,933	1,561
Inventories, net	80,144	81,675
Deferred income taxes	13,366	21,096
Derivative financial instruments	26,420	13,785
Other assets	10,826	16,224
Total current assets	524,077	488,490
Noncurrent assets
Property, plant and equipment, net	1,654,014	1,678,294
Goodwill	35,634	35,634
Deferred income taxes	58,274	66,136
Other assets	44,807	40,478
Total assets	2,316,806	2,309,032
Current liabilities
Accounts payable	59,046	49,571
Royalties and production taxes	131,917	129,351
Accrued expenses	38,218	43,908
Due to related parties		12,554
Current portion of federal coal lease obligations	58,958	63,191
Other liabilities	2,513	2,769
Total current liabilities	290,652	301,344
Noncurrent liabilities
Senior notes	596,974	596,506
Federal coal lease obligations, net of current portion	63,970	122,928
Asset retirement obligations, net of current portion	246,081	238,991
Other liabilities	50,859	50,073
Total liabilities	1,248,536	1,309,842
Commitments and Contingencies (Note 16)
Equity
Member's equity	1,078,549	1,019,651
Accumulated other comprehensive loss	(10,279)	(20,461)
Total member's equity	1,068,270	999,190
Total liabilities and member's equity	$ 2,316,806	$ 2,309,032